Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Central Index Key	0000866700
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Oct. 29, 2012
Prospectus Date	Oct. 31, 2012